Note 6 - Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

Note 5:       Intangible Assets

During the six months ended June 30, 2015, in a series of unrelated transactions, the Company completed its reacquisition and termination of regional developer rights in Los Angeles County, California, San Diego, California, New Jersey, and Orange County, California in exchange for cash consideration of $1,452,500, of which $507,500 was recorded as a cash advance at December 31, 2014.  At the time of the transaction, the Company carried a deferred revenue balance of $688,750, representing license fees collected upon the execution of the regional developer agreements.  In accordance with ASC 952-605, the Company accounted for the development rights associated with the unsold or undeveloped franchises as a cancellation, and the respective deferred revenue was netted against the aggregate purchase price or recognized as revenue to the extent deferred revenue was in excess of the cash consideration paid.   During the six months ended June 30, 2015, the revenue recognized as excess deferred regional developer fees totaled $159,500. The remaining $923,250 was accounted for as consideration paid for the reacquired development rights. As the deferred revenue with respect to these regional developer rights had previously been taken into account for income tax purposes, the tax basis in the reacquired development rights is equal to the cash consideration paid.

Intangible assets which remain subject to adjustment upon receipt of final valuation information, consisted of the following:

	As of June 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Reacquired franchise rights	$890,900	$33,383	$857,517
Customer relationships	332,600	46,829	285,771
Reacquired development rights	923,250	45,402	877,848

Unamortized intangible assets:	$2,146,750	$125,614	$2,021,136
Goodwill			2,747,668
Total intangible assets			$4,768,804

Amortization expense was $88,947 and $125,614 for the three and six months ended June 30, 2015, respectively. There was no amortization expense for the three and six months ended June 30, 2014.

Estimated amortization expense for 2015 and subsequent years is as follows:

2015	$212,733
2016	425,464
2017	295,485
2018	259,164
2019	259,164
Thereafter	569,126
Total	$2,021,136

Note 6:      Intangibles

Intangible assets consisted of the following:

December 31, 2014

Reacquired franchise rights	$81,000
Customer relationships	72,000
Total intangible assets	$153,000

All intangible assets relate to the acquisition that occurred on December 31, 2014 and, accordingly, there is no amortization expense for the year ended December 31, 2014.

Estimated amortization expense for 2015 and subsequent years is as follows:

2015	$47,571
2016	47,571
2017	11,571
2018	11,571
2019	11,571
Thereafter	23,143
Total	$153,000